Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) uSD_to_EUR	Dec. 31, 2021 USD ($) uSD_to_GBP	Dec. 31, 2021 USD ($) uSD_to_SGD	Dec. 31, 2021 USD ($) uSD_to_NIS	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) bank	Dec. 31, 2020 USD ($)		Dec. 31, 2020 USD ($) uSD_to_EUR		Dec. 31, 2020 USD ($) uSD_to_GBP		Dec. 31, 2020 USD ($) uSD_to_SGD		Dec. 31, 2020 USD ($) uSD_to_NIS		Dec. 31, 2019 USD ($)		Dec. 31, 2019 USD ($) uSD_to_EUR		Dec. 31, 2019 USD ($) uSD_to_GBP		Dec. 31, 2019 USD ($) uSD_to_SGD		Dec. 31, 2019 USD ($) uSD_to_NIS		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge		$ 129,000							$ (31,000)	[1]									$ (57,000)	[1]
Loss transferred from other comprehensive income to the statement of operations		53,000							150
Gain (loss) related to ineffective position of hedging instrument		0
Derivative maturity period	12 months
Cash and cash equivalents	$ 4,835,000	4,835,000	$ 4,835,000	$ 4,835,000	$ 4,835,000	$ 4,835,000	$ 4,835,000	$ 4,835,000	7,574,000	[2]	$ 7,574,000	[2]	$ 7,574,000	[2]	$ 7,574,000	[2]	$ 7,574,000	[2]	14,098,000	[2]	$ 14,098,000	[2]	$ 14,098,000	[2]	$ 14,098,000	[2]	$ 14,098,000	[2]	$ 12,086,000
Fair value	20,054,000	20,054,000	$ 20,054,000	$ 20,054,000	$ 20,054,000	$ 20,054,000	20,054,000	20,054,000	37,058,000		$ 37,058,000		$ 37,058,000		$ 37,058,000		$ 37,058,000		24,857,000		$ 24,857,000		$ 24,857,000		$ 24,857,000		$ 24,857,000
Average rate			1.1835	1.3761	0.7444	0.3097					1.1413		1.2834		0.7521		0.2908				1.1196		1.2758		0.7331		0.2806
Contract liabilities	765,000	765,000	$ 765,000	$ 765,000	$ 765,000	$ 765,000	765,000	765,000	727,000		$ 727,000		$ 727,000		$ 727,000		$ 727,000		988,000		$ 988,000		$ 988,000		$ 988,000		$ 988,000				$ 1,940,000
Fair value	85,511,000	85,511,000	85,511,000	85,511,000	85,511,000	85,511,000	85,511,000	85,511,000	96,694,000		96,694,000		96,694,000		96,694,000		96,694,000		67,729,000		67,729,000		67,729,000		67,729,000		67,729,000
Convertible debt | Interest-bearing loans and borrowings:
Disclosure of detailed information about financial instruments [line items]
Fair value	36,493,000	36,493,000	36,493,000	36,493,000	36,493,000	36,493,000	36,493,000	36,493,000	26,074,000		26,074,000		26,074,000		26,074,000		26,074,000		30,706,000		30,706,000		30,706,000		30,706,000		30,706,000
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	357,000	357,000	357,000	357,000	357,000	357,000	357,000	357,000	386,000		386,000		386,000		386,000		386,000		335,000		335,000		335,000		335,000		335,000
Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,525,000	13,525,000	13,525,000	13,525,000	13,525,000	13,525,000	13,525,000	13,525,000	25,444,000		25,444,000		25,444,000		25,444,000		25,444,000		21,067,000		21,067,000		21,067,000		21,067,000		21,067,000
Currencies Other Than US Dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,966,000	1,966,000	1,966,000	1,966,000	1,966,000	1,966,000	$ 1,966,000	$ 1,966,000	339,000		339,000		339,000		339,000		339,000		396,000		396,000		396,000		396,000		396,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent							10.00%
Average rate							1.1907
Impact of change in the corresponding risk variable on operating expenses		4,200,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues							100.00%
Percentage of total cost of sales							90.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses							63.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								3
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Contract liabilities	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 14,735,000		$ 14,735,000		$ 14,735,000		$ 14,735,000		$ 14,735,000		$ 16,334,000		$ 16,334,000		$ 16,334,000		$ 16,334,000		$ 16,334,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2